VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.7%
Basic Materials: 2.8%
ArcelorMittal SA 5.50%, 05/18/23	390,115	$28,509,604
Consumer Cyclicals: 7.5%
Aptiv Plc 5.50%, 06/15/23	184,471	23,241,501
Ford Motor Co.
6.00%, 12/01/59 †	513,310	12,709,556
6.20%, 06/01/59 †	481,228	11,972,953
6.50%, 08/15/62	384,982	9,382,011
Paramount Global 5.75%, 04/01/24 †	160,409	5,267,831
Qurate Retail, Inc. 8.00%, 03/15/31	203,206	9,571,003
QVC, Inc. 6.25%, 11/26/68	320,947	4,862,347
		77,007,202
Consumer Non-Cyclicals: 4.1%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	160,409	3,230,637
CHS, Inc.
6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24	316,006	8,001,272
7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	269,488	6,888,113
7.50%, 01/21/25	332,047	8,560,172
7.88%, 09/26/23	344,238	8,922,649
8.00%, 07/18/23	196,854	5,757,979
		41,360,822
Energy: 5.0%
Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	384,982	9,632,250
Energy Transfer LP
7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	288,737	6,886,378
7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24 †	513,310	12,319,440
7.62% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	285,528	6,906,922
NGL Energy Partners LP 12.03% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	201,859	3,558,774
NuStar Energy LP 10.38% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	247,030	5,740,977
NuStar Logistics LP 6.98% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	258,259	6,474,553
		51,519,294
Healthcare: 4.2%
Becton Dickinson and Co. 6.00%, 06/01/23	481,228	24,234,642
Boston Scientific Corp. 5.50%, 06/01/23	161,404	18,421,039
		42,655,681
	Number of Shares	Value
Industrials: 6.3%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27 †	192,491	$3,953,765
Chart Industries, Inc. 6.75%, 12/15/25 *	129,129	7,346,149
Clarivate Plc 5.25%, 06/01/24	230,588	11,174,294
Crestwood Equity Partners LP 9.25%	1,143,076	10,676,330
GFL Environmental, Inc. 6.00%, 03/15/23	187,563	12,878,076
RBC Bearings, Inc. 5.00%, 10/15/24 †	73,788	8,666,401
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	346,676	9,429,587
		64,124,602
Real Estate: 1.2%
Brookfield Property Preferred LP 6.25%, 07/26/81 †	430,603	8,194,375
DigitalBridge Group, Inc. 7.12%, 09/22/22 †	187,551	4,173,010
		12,367,385
Real Estate Investment Trusts: 18.4%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3 Month+4.70%), 04/15/25 †	368,941	7,969,126
6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	258,259	5,785,002
9.90% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	208,532	5,263,348
Annaly Capital Management, Inc.
6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 †	272,696	6,552,885
6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24 †	283,924	6,601,233
9.72% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	461,979	11,480,178
Arbor Realty Trust, Inc. 6.25% (SOFR+5.44%), 10/12/26	181,968	3,686,672
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 †	166,826	3,406,587
8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	208,532	4,664,861
Digital Realty Trust, Inc. 5.20%, 10/10/24	221,365	5,204,291
DigitalBridge Group, Inc. 7.15%, 06/05/22	208,340	4,689,733
Diversified Healthcare Trust
5.62%, 08/01/42 † ‡	224,573	2,953,135
6.25%, 02/01/46	160,409	2,292,245
Franklin BSP Realty Trust, Inc. 7.50% †	165,671	3,518,852

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VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate Investment Trusts (continued)
Hudson Pacific Properties, Inc. 4.75%, 11/26/26 †	272,696	$4,074,078
Kimco Realty Corp. 5.25%, 12/20/22 † ‡	168,237	3,977,123
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26	210,329	4,069,866
MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25 †	176,450	3,447,833
Pebblebrook Hotel Trust 5.70%, 07/27/26	160,409	3,084,665
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	160,409	3,184,119
Public Storage
3.88%, 10/06/25 †	181,262	3,324,345
4.00%, 06/16/26 †	666,532	12,691,977
4.10%, 01/13/27 ‡	160,409	3,052,583
4.62%, 06/17/25	362,525	7,761,660
4.70%, 11/15/24 †	166,056	3,601,755
4.88%, 09/12/24 †	202,886	4,601,454
5.05%, 08/09/22 †	192,491	4,608,234
5.15%, 06/02/22 †	179,658	4,344,130
5.60%, 03/11/24 †	182,867	4,661,280
Rithm Capital Corp.
6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	255,500	5,092,115
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26	298,361	6,313,319
7.12% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	181,262	3,966,013
RLJ Lodging Trust 1.95% †	206,607	5,218,893
Two Harbors Investment Corp.
7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 †	189,283	4,020,371
7.62% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	184,471	3,879,425
Vornado Realty Trust
4.45%, 09/22/26	192,491	3,120,279
5.25%, 11/24/25 †	397,494	7,359,817
5.40%	192,491	3,672,728
		187,196,210
Technology: 13.5%
AT&T, Inc.
4.75%, 02/18/25 †	1,122,865	23,557,708
5.00%, 12/12/24 †	769,964	17,070,102
5.35%, 11/01/66 †	848,565	20,374,046
5.62%, 08/01/67 †	529,351	13,265,536
Pitney Bowes, Inc. 6.70%, 03/07/43 †	272,696	5,353,022
Qwest Corp.
6.50%, 09/01/56 †	627,200	12,920,320
6.75%, 06/15/57 †	423,480	8,880,376
Sabre Corp.
	Number of Shares	Value
Technology (continued)
6.50%, 09/01/23	52,775	$4,856,883
Telephone and Data Systems, Inc.
6.00%, 09/30/26	442,730	7,668,084
6.62%, 03/31/26	269,488	5,214,593
United States Cellular Corp.
5.50%, 03/01/70 †	320,819	5,951,192
5.50%, 06/01/70	320,819	6,002,523
6.25%, 09/01/69	320,819	6,345,800
		137,460,185
Utilities: 36.7%
AES Corp. 6.88%, 02/15/24	167,307	16,703,931
Algonquin Power & Utilities Corp.
6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	224,573	5,210,094
6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	184,471	4,602,551
7.75%, 06/15/24	368,941	9,979,854
American Electric Power Co., Inc. 6.12%, 08/15/23 †	272,696	14,030,209
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26	224,573	3,990,662
4.88%, 12/09/26	166,826	3,059,589
CMS Energy Corp.
5.88%, 10/15/78	179,658	4,469,891
5.88%, 03/01/79	404,231	10,166,410
DTE Energy Co.
4.38%, 12/01/81	179,658	3,681,192
5.25%, 12/01/77 †	256,655	6,365,044
Duke Energy Corp.
5.62%, 09/15/78 †	320,819	8,084,639
5.75%, 06/15/24 †	641,637	16,541,402
Entergy Arkansas LLC 4.88%, 09/01/66	263,071	6,174,276
Entergy Louisiana LLC 4.88%, 09/01/66	173,242	4,071,187
Entergy Mississippi LLC 4.90%, 10/01/66 †	166,826	3,942,098
Georgia Power Co. 5.00%, 10/01/77 †	173,242	4,305,064
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79 †	441,125	11,363,380
NextEra Energy, Inc.
5.28%, 03/01/23	800,323	40,008,147
6.22%, 09/01/23	641,637	30,727,996
6.93%, 09/01/25	641,637	30,766,494
NiSource, Inc.
6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	320,819	8,190,509
7.75%, 03/01/24	138,353	14,603,159
PG&E Corp. 5.50%, 08/16/23	256,655	36,255,085

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	Number of Shares	Value
Utilities (continued)
SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	176,450	$3,943,658
SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25	208,532	4,191,493
SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	192,491	4,279,075
SCE Trust VI 5.00%, 06/26/22	304,778	6,333,287
Sempra Energy 5.75%, 07/01/79	486,040	11,995,467
South Jersey Industries, Inc. 8.75%, 04/01/24 †	107,474	7,418,930
Southern Co.
4.20%, 10/15/60 †	481,228	9,581,249
4.95%, 01/30/80	641,637	14,475,331
5.25%, 12/01/77 †	288,737	7,105,818
Spire, Inc.
	Number of Shares	Value
Utilities (continued)
5.90%, 08/15/24 †	160,409	$3,970,123
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	164,259	3,643,265
		374,230,559
Total Preferred Securities (Cost: $1,079,084,814)		1,016,431,544

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7%
Money Market Fund: 3.7% (Cost: $37,940,030)
State Street Navigator Securities Lending Government Money Market Portfolio	37,940,030	37,940,030
Total Investments: 103.4% (Cost: $1,117,024,844)		1,054,371,574
Liabilities in excess of other assets: (3.4)%		(34,552,696)
NET ASSETS: 100.0%		$1,019,818,878

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $46,627,218.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Electric Utilities & IPPs	28.9%	$293,623,571
Residential & Commercial REITs	18.4	187,299,354
Telecommunications Services	12.5	127,250,280
Multiline Utilities	6.8	69,217,935
Automobiles & Auto Parts	5.7	57,306,021
Oil & Gas Related Equipment and Srvices	4.7	47,960,520
Healthcare Equipment & Supplies	4.2	42,655,681
Professional & Commercial Services	3.8	38,682,465
Food & Tobacco	3.8	38,130,185
Metals & Mining	2.8	28,509,604
Machinery; Equipment & Components	2.5	25,442,137
Diversified Retail	1.4	14,433,350
Natural Gas Utilities	1.1	11,389,053
Real Estate Operations	0.8	8,194,375
Office Equipment	0.5	5,353,022
Hotels & Entertainment Services	0.5	5,267,831
Software & IT Services	0.5	4,856,883
Investment Banking & Investment Srvices	0.4	4,069,866
Oil & Gas	0.4	3,558,774
Consumer Goods Conglomerates	0.3	3,230,637
	100.0%	$1,016,431,544
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